Debt Instruments - Financial assets at amortized cost and Loans and receivables (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Financial assets	$ 1,361,558	$ 1,285,120
Debt instruments.
Financial assets
Financial assets	317,124	323,452
Financial assets at amortized cost category | Debt instruments.
Financial assets
Financial assets	52,419	10,758
Financial assets at amortized cost category | Debt instruments. | Unquoted
Financial assets
Financial assets	3,208
Financial assets at amortized cost category | Debt instruments. | Quoted
Financial assets
Financial assets	49,211
Financial assets at amortized cost category | Special CETES
Financial assets
Financial assets	3,208
Financial assets at amortized cost category | BREMS R
Financial assets
Financial assets	7,785
Financial assets at amortized cost category | M, M3 and M5 Mexican Government Bonds
Financial assets
Financial assets	$ 41,426
Loans and receivables category | Debt instruments.
Financial assets
Financial assets		10,758
Loans and receivables category | Debt instruments. | Unquoted
Financial assets
Financial assets		2,975
Loans and receivables category | Debt instruments. | Quoted
Financial assets
Financial assets		7,783
Loans and receivables category | Special CETES
Financial assets
Financial assets		2,975
Loans and receivables category | BREMS R
Financial assets
Financial assets		$ 7,783